PROPERTY AND EQUIPMENT	12 Months Ended
Jul. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Property and equipment at cost, consists of the following:

	July 31,
	2021	2020
	(In thousands)
Machinery and equipment	16,865	18,857
Leasehold improvements	11,921	11,905
Software	50,283	49,586
Computer hardware	9,788	10,290
Other	2,875	3,780
	91,732	94,418
Less: accumulated depreciation and amortization	(87,116)	(87,475)
Property and equipment, net	$4,616	$6,943